TAXES ON INCOME (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Taxes On Income 1	34.00%
Taxes On Income 2	25.00%
Taxes On Income 1		34.00%
Taxes On Income 2		25.00%
Taxes On Income 3		$ 600,641
Taxes On Income 4		137,673
Taxes On Income 5		382
Taxes On Income 6		382
Taxes On Income 7		382
Taxes On Income 8		382
Taxes On Income 9		$ 560,355